Consolidated Statements of Earnings (Loss) Statement - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues (Note 5)	$ 2,249	$ 2,307	$ 2,397
Fuel and purchased power (Note 6)	1,100	1,016	963
Gross margin	1,149	1,291	1,434
Operations, maintenance and administration (Note 6)	515	517	489
Depreciation and amortization	574	635	601
Asset impairment charges (reversals) (Note 7)	73	20	28
Taxes, other than income taxes	31	30	31
Net other operating expense (income) (Note 9)	(204)	(49)	(193)
Operating income	160	138	478
Finance lease income	8	54	66
Net interest expense (Note 10)	(250)	(247)	(229)
Foreign exchange gain (loss)	(15)	(1)	(5)
Gain on sale of assets and other	1	2	4
Earnings (loss) before income taxes	(96)	(54)	314
Income tax expense (recovery) (Note 11)	(6)	64	38
Net earnings (loss)	(90)	(118)	276
Net earnings (loss) attributable to:
TransAlta shareholders	(198)	(160)	169
Non-controlling interests (Note 12)	108	42	107
Preferred share dividends (Note 25)	50	30	52
Net earnings (loss) attributable to common shareholders	$ (248)	$ (190)	$ 117
Weighted average number of common shares outstanding in the year (millions)	287	288	288
Net earnings (loss) per share attributable to common shareholders, basic and diluted (Note 24)	$ (0.86)	$ (0.66)	$ 0.41